NATURE OF OPERATIONS	12 Months Ended
Mar. 31, 2025
Nature Of Operations
NATURE OF OPERATIONS

NOTE 1. NATURE OF OPERATIONS

Portage Biotech Inc. (the “Company” or “Portage”) is incorporated in the British Virgin Islands (“BVI”) with its registered office located at Clarence Thomas Building, P.O. Box 4649, Road Town, Tortola, BVI. Its USA agent, Portage Development Services Inc. (“PDS”), is located at 1111B S Governors Ave STE 25907 Dover, DE 19904, USA.

The Company is a foreign private issuer under the Securities and Exchange Commission (the “SEC”) rules. It is also a reporting issuer under the securities legislation of the provinces of Ontario and British Columbia. Its ordinary shares were listed on the Canadian Securities Exchange (“CSE”) under the symbol “PBT.U”. On February 25, 2021, the ordinary shares of the Company began trading on the Nasdaq Capital Market (“Nasdaq”) under the symbol “PRTG”.

Portage is a clinical-stage immuno-oncology company advancing treatments the Company believes will be first-in class therapies that target known checkpoint resistance pathways to improve long-term treatment response and quality of life in patients with invasive cancers. Portage’s access to next-generation technologies coupled with a deep understanding of biological mechanisms enables the identification of clinical therapies and product development strategies that accelerate these medicines through the translational pipeline. After a review of the Company’s future funding needs for clinical development of its programs as well as the current capital raising market for biotechnology companies, the Company made the decision to discontinue the Company sponsored trial for the invariant natural killer T-cell (“iNKT”) program and pause further accrual to the Company sponsored adenosine program for both PORT-6 and PORT-7 during Fiscal 2024. In March 2025, Portage resumed patient enrollment into the final cohort arm of PORT-6 as part of the Phase 1a ADPORT-601 clinical trial, following a prior pause due to funding constraints. This decision reflects the favorable safety and preliminary activity signals observed in earlier dose cohorts. In April 2025, we announced confirmatory preclinical results in mesothelioma with our PORT-7 compound, supporting advancement of this indication in its first-in-human trial of PORT-7. Upon completion of the PORT-6 cohort, Portage will evaluate advancement of this trial and the PORT-7 monotherapy and PORT-6 + PORT-7 combination arms, but remain on pause at this time. The Company is exploring strategic alternatives, which may include finding a partner for one or more of its assets, a sale of the company, a merger, restructurings, both in and out of court, a company wind down, further financing efforts or other strategic action.

Reverse Share Split

The Company’s Board of Directors (the “Board”) approved a reverse share split of its ordinary shares at a ratio of 1-for-20. Beginning with the opening of trading on August 15, 2024, the Company’s ordinary shares began trading on Nasdaq on a split-adjusted basis under the existing trading symbol “PRTG”.

The reverse share split was implemented to increase the per share trading price of the Company’s ordinary shares for the purpose of ensuring a share price high enough to comply with the minimum $1.00 bid price requirement for continued listing on Nasdaq. The Company received notice from Nasdaq on August 30, 2024 informing the Company that it had regained compliance with the minimum $1.00 bid price requirement for continued listing on Nasdaq.

As a result of the reverse share split, every twenty (20) pre-split ordinary shares were converted into one (1) post-split ordinary share. Any fractional shares resulting from the reverse share split were rounded up to the nearest whole post-split ordinary share. The reverse share split affected all shareholders uniformly and did not alter any shareholder’s percentage interest in the Company’s ordinary shares, except for adjustments that may result from the treatment of fractional shares. All outstanding options and warrants entitling their holders to purchase the Company’s ordinary shares were adjusted as a result of the reverse share split, in accordance with the terms of each such security. In addition, the number of ordinary shares reserved for future issuance pursuant to the Company’s equity incentive plans were also appropriately adjusted. The number of authorized ordinary shares was not proportionately reduced because the Company has an unlimited number of authorized ordinary shares available for issuance, as permitted under the laws of the British Virgin Islands.

All share and per share information included in the consolidated financial statements have been retroactively adjusted to reflect the impact of the reverse share split as if the share split occurred at the beginning of the periods presented. The shares of ordinary shares authorized remained at an unlimited number of ordinary shares without par value.